BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Millions		9 Months Ended			12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	[2]	Dec. 31, 2020
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents	[1]	$ 1,498			$ 1,669
Investments and derivatives	[1]	32			90
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes		(84)	$ (190)		39
Debt and derivatives	[1]	$ 1,320			1,255
Increase (decrease) due to corrections of prior period errors
Disclosure of voluntary change in accounting policy [line items]
Cash and cash equivalents					75
Investments and derivatives					(75)
Debt and derivatives					$ 31

[1]	Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.
[2]	Prior year comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 4)